PROPERTY PLANT AND EQUIPMENT - Narrative (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Disclosure of detailed information about property, plant and equipment [abstract]
Depreciation expense	$ 333	$ 358	$ 952	$ 1,000